Mineral Properties	12 Months Ended
Dec. 31, 2019
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral Properties

12.          Mineral Properties

	December 31	Expenditures	December 31
	2018	Incurred	2019

Mineral Properties
Keno Hill District Properties
Bellekeno	$7,123	$443	$7,566
Lucky Queen	824	117	941
Onek	1,065	40	1,105
McQuesten[i]	1,997	—	1,997
Silver King	4,464	—	4,464
Flame & Moth	28,311	593	28,904
Bermingham	32,084	4,189	36,273
Elsa Tailings	884	—	884
Other Keno Hill Properties	5,474	1,899	7,373

Total	$82,226	$7,281	$89,507

	December 31	Expenditures	December 31
	2017	Incurred	2018

Mineral Properties
Keno Hill District Properties
Bellekeno	$6,885	$238	$7,123
Lucky Queen	693	131	824
Onek	1,034	31	1,065
McQuesten[i]	1,997	—	1,997
Silver King	4,464	—	4,464
Flame & Moth	22,455	5,856	28,311
Bermingham	23,376	8,708	32,084
Elsa Tailings	884	—	884
Other Keno Hill Properties	2,799	2,675	5,474

Total	$64,587	$17,639	$82,226

(i)Effective May 24, 2017, and as amended on July 8, 2019, the Corporation entered into an option agreement with Banyan Gold Corp. (“Banyan”) to buy up to 100% of Alexco’s McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures ($1,471,000 incurred to December 31, 2019), issue 1,600,000 shares (1,200,000 shares issued), pay in staged payments a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. As at December 31, 2019, the option agreement is in good standing.

	Mining	Exploration and
	Operations	Evaluation
	Properties	Properties	Total

December 31, 2019
Cost	$100,073	$79,893	$179,966
Accumulated depletion and write-downs	(90,459)	—	(90,459)
Net book value	$9,614	$79,893	$89,507

December 31, 2018
Cost	$99,472	$73,213	$172,685
Accumulated depletion and write-downs	(90,459)	—	(90,459)
Net book value	$9,013	$73,213	$82,226

(a)          Keno Hill District Properties

The Corporation’s mineral interest holdings in the Keno Hill District, located in Canada’s Yukon Territory, are comprised of a number of properties.

The majority of the Corporation’s mineral rights within the Keno Hill District were purchased from the interim receiver of United Keno Hill Mines Limited and UKH Minerals Limited (collectively, “UKHM”) in 2006 and are held by ERDC. As a condition of that purchase, a separate agreement was entered into between Alexco, ERDC, the Government of Canada and the Government of Yukon (the “Subsidiary Agreement”), under which the Government of Canada indemnified ERDC and Alexco from and against all liabilities arising directly or indirectly from the pre-existing environmental condition of the former UKHM mineral rights. The Subsidiary Agreement also provided that ERDC may bring any mine into production on the former UKHM mineral rights by designating a production unit from the mineral rights relevant to that purpose and then assuming responsibility for all costs of the production unit’s water related care and maintenance and water related components of closure reclamation.

Other Subsidiary Agreement terms unchanged by the amended and restated Subsidiary Agreement (“ARSA”) include that ERDC is required to pay into a separate reclamation trust a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units, from any future production from the former UKHM mineral rights, commencing once earnings from mining before interest, taxes and depreciation exceed actual exploration costs, to a maximum of $6.2 million, plus actual development and construction capital. That commencement threshold was achieved during the year ended December 31, 2013, and as at December 31, 2019 a total of $40,000 in such royalties had been paid. Additionally, a portion of any future proceeds from sales of the acquired UKHM assets must also be paid into the separate reclamation trust towards. Also substantially unchanged by the ARSA are the indemnification of pre-existing conditions and the right to bring any mine into production on the former UKHM mineral rights. The rights of the Government of Canada under the Subsidiary Agreement and the ARSA are supported by a general security agreement over all of the assets of ERDC.

The ARSA can be terminated at ERDC’s election should a closure reclamation plan be prepared but not accepted and approved, and at the Government’s election should ERDC be declared in default under the ARSA. As at December 31, 2019, ERDC is in good standing under the terms and conditions of ARSA.

(b)         Mining Operations on Care and Maintenance

The Corporation’s historical mining operations reflected production from one mine, Bellekeno, a primary silver mine with lead, zinc and gold by-products. During the second quarter of 2013, both the Lucky Queen and Onek properties were reclassified from exploration and evaluation assets to mining operations assets as a result of the receipt of remaining operating permits, though neither property has as yet been placed into production.

From September 2013, Bellekeno mining operations were suspended in light of a low silver price environment.

Keno Hill Royalty Encumbrances

As noted above, under the Subsidiary Agreement and unchanged by the ARSA, the former UKHM mineral rights are subject to a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units. Certain of the Corporation’s non-UKHM mineral rights located within or proximal to the McQuesten property are subject to a net smelter return royalty ranging from 0.5% to 2%. Certain other of the non-UKHM mineral rights located within the McQuesten property are subject to a separate net smelter return royalty of 2% all of which are incorporated under the Option Agreement with Banyan. A limited number of the Corporation’s non-UKHM mineral rights located throughout the remainder of the Keno Hill District are subject to net smelter return royalties ranging from 1% to 1.5%.